Report Of The Directors Financial Review Risk Report - Personal lending: residential mortgage loans including loan commitments by level of collateral for key countries/territories (by stage) (Details) - Personal Lending Sector - Loans and advances to customers at amortised cost - USD ($)
$ in Millions
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 388,943	$ 370,791
ECL coverage	0.20%	0.20%
– UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 172,797	$ 165,151
ECL coverage	0.10%	0.10%
– Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 99,284	$ 92,943
ECL coverage	0.00%	0.00%
Non-credit impaired | – stage 1
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 378,136	$ 355,075
Collateral value	$ 484	$ 847
ECL coverage	0.00%	0.00%
Non-credit impaired | – stage 1 | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 169,095	$ 159,851
Collateral value	$ 235	$ 212
ECL coverage	0.00%	0.00%
Non-credit impaired | – stage 1 | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 98,050	$ 91,069
Collateral value	$ 28	$ 328
ECL coverage	0.00%	0.00%
Non-credit impaired | – stage 1 | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 377,454	$ 354,102
ECL coverage	0.00%	0.00%
Non-credit impaired | – stage 1 | Fully collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 168,737	$ 159,562
ECL coverage	0.00%	0.00%
Non-credit impaired | – stage 1 | Fully collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 98,020	$ 90,733
ECL coverage	0.00%	0.00%
Non-credit impaired | – stage 1 | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 682	$ 973
ECL coverage	0.30%	0.40%
Non-credit impaired | – stage 1 | Partially collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 358	$ 289
ECL coverage	0.00%	0.00%
Non-credit impaired | – stage 1 | Partially collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 30	$ 336
ECL coverage	0.00%	0.00%
Non-credit impaired | – stage 1 | – less than 50% | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 190,370	$ 174,370
ECL coverage	0.00%	0.00%
Non-credit impaired | – stage 1 | – less than 50% | Fully collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 81,582	$ 76,535
ECL coverage	0.00%	0.00%
Non-credit impaired | – stage 1 | – less than 50% | Fully collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 61,234	$ 54,866
ECL coverage	0.00%	0.00%
Non-credit impaired | – stage 1 | – 51% to 60% | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 64,217	$ 60,180
ECL coverage	0.00%	0.00%
Non-credit impaired | – stage 1 | – 51% to 60% | Fully collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 28,555	$ 23,967
ECL coverage	0.00%	0.00%
Non-credit impaired | – stage 1 | – 51% to 60% | Fully collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 12,070	$ 14,253
ECL coverage	0.00%	0.00%
Non-credit impaired | – stage 1 | – 61% to 70% | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 51,842	$ 48,159
ECL coverage	0.00%	0.00%
Non-credit impaired | – stage 1 | – 61% to 70% | Fully collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 25,949	$ 23,381
ECL coverage	0.00%	0.00%
Non-credit impaired | – stage 1 | – 61% to 70% | Fully collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4,649	$ 6,042
ECL coverage	0.00%	0.00%
Non-credit impaired | – stage 1 | – 71% to 80% | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 46,932	$ 40,395
ECL coverage	0.10%	0.10%
Non-credit impaired | – stage 1 | – 71% to 80% | Fully collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 24,114	$ 20,846
ECL coverage	0.00%	0.00%
Non-credit impaired | – stage 1 | – 71% to 80% | Fully collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 8,360	$ 4,288
ECL coverage	0.00%	0.00%
Non-credit impaired | – stage 1 | – 81% to 90% | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 18,778	$ 23,339
ECL coverage	0.10%	0.10%
Non-credit impaired | – stage 1 | – 81% to 90% | Fully collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 7,899	$ 12,936
ECL coverage	0.00%	0.00%
Non-credit impaired | – stage 1 | – 81% to 90% | Fully collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 8,420	$ 6,837
ECL coverage	0.00%	0.00%
Non-credit impaired | – stage 1 | – 91% to 100% | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 5,315	$ 7,659
ECL coverage	0.10%	0.10%
Non-credit impaired | – stage 1 | – 91% to 100% | Fully collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 638	$ 1,897
ECL coverage	0.00%	0.10%
Non-credit impaired | – stage 1 | – 91% to 100% | Fully collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3,287	$ 4,447
ECL coverage	0.00%	0.00%
Non-credit impaired | – stage 1 | – 101% to 110% | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 254	$ 592
ECL coverage	0.60%	0.40%
Non-credit impaired | – stage 1 | – 101% to 110% | Partially collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 104	$ 84
ECL coverage	0.00%	0.00%
Non-credit impaired | – stage 1 | – 101% to 110% | Partially collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 26	$ 334
ECL coverage	0.00%	0.00%
Non-credit impaired | – stage 1 | – 111% to 120% | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 98	$ 101
ECL coverage	0.40%	0.50%
Non-credit impaired | – stage 1 | – 111% to 120% | Partially collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 60	$ 45
ECL coverage	0.00%	0.00%
Non-credit impaired | – stage 1 | – 111% to 120% | Partially collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1	$ 0
ECL coverage	0.00%	0.00%
Non-credit impaired | – stage 1 | – greater than 120% | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 330	$ 280
ECL coverage	0.10%	0.30%
Non-credit impaired | – stage 1 | – greater than 120% | Partially collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 194	$ 160
ECL coverage	0.00%	0.00%
Non-credit impaired | – stage 1 | – greater than 120% | Partially collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3	$ 2
ECL coverage	0.00%	0.00%
Non-credit impaired | Lifetime expected credit losses
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 7,734	$ 12,305
Collateral value	$ 20	$ 47
ECL coverage	1.70%	1.50%
Non-credit impaired | Lifetime expected credit losses | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,741	$ 4,233
Collateral value	$ 2	$ 4
ECL coverage	2.10%	1.40%
Non-credit impaired | Lifetime expected credit losses | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,166	$ 1,811
Collateral value	$ 0	$ 9
ECL coverage	0.00%	0.00%
Non-credit impaired | Lifetime expected credit losses | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 7,710	$ 12,252
ECL coverage	1.70%	1.50%
Non-credit impaired | Lifetime expected credit losses | Fully collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,738	$ 4,229
ECL coverage	2.10%	1.40%
Non-credit impaired | Lifetime expected credit losses | Fully collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,166	$ 1,802
ECL coverage	0.00%	0.00%
Non-credit impaired | Lifetime expected credit losses | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 24	$ 53
ECL coverage	13.60%	13.60%
Non-credit impaired | Lifetime expected credit losses | Partially collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3	$ 4
ECL coverage	7.70%	3.30%
Non-credit impaired | Lifetime expected credit losses | Partially collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 9
ECL coverage	0.00%	0.00%
Non-credit impaired | Lifetime expected credit losses | – less than 50% | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4,380	$ 6,694
ECL coverage	1.50%	1.10%
Non-credit impaired | Lifetime expected credit losses | – less than 50% | Fully collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,846	$ 2,442
ECL coverage	1.60%	1.20%
Non-credit impaired | Lifetime expected credit losses | – less than 50% | Fully collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 905	$ 1,256
ECL coverage	0.00%	0.00%
Non-credit impaired | Lifetime expected credit losses | – 51% to 60% | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,317	$ 2,223
ECL coverage	1.40%	1.10%
Non-credit impaired | Lifetime expected credit losses | – 51% to 60% | Fully collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 397	$ 730
ECL coverage	2.40%	1.30%
Non-credit impaired | Lifetime expected credit losses | – 51% to 60% | Fully collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 106	$ 253
ECL coverage	0.00%	0.00%
Non-credit impaired | Lifetime expected credit losses | – 61% to 70% | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,016	$ 1,779
ECL coverage	1.60%	1.60%
Non-credit impaired | Lifetime expected credit losses | – 61% to 70% | Fully collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 282	$ 606
ECL coverage	3.00%	1.30%
Non-credit impaired | Lifetime expected credit losses | – 61% to 70% | Fully collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 34	$ 83
ECL coverage	0.00%	0.00%
Non-credit impaired | Lifetime expected credit losses | – 71% to 80% | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 725	$ 987
ECL coverage	2.30%	2.80%
Non-credit impaired | Lifetime expected credit losses | – 71% to 80% | Fully collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 175	$ 244
ECL coverage	4.70%	2.90%
Non-credit impaired | Lifetime expected credit losses | – 71% to 80% | Fully collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 50	$ 111
ECL coverage	0.00%	0.00%
Non-credit impaired | Lifetime expected credit losses | – 81% to 90% | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 208	$ 400
ECL coverage	4.30%	4.90%
Non-credit impaired | Lifetime expected credit losses | – 81% to 90% | Fully collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 32	$ 139
ECL coverage	5.60%	3.60%
Non-credit impaired | Lifetime expected credit losses | – 81% to 90% | Fully collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 58	$ 60
ECL coverage	0.00%	0.00%
Non-credit impaired | Lifetime expected credit losses | – 91% to 100% | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 64	$ 169
ECL coverage	4.10%	5.70%
Non-credit impaired | Lifetime expected credit losses | – 91% to 100% | Fully collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 6	$ 68
ECL coverage	1.90%	3.30%
Non-credit impaired | Lifetime expected credit losses | – 91% to 100% | Fully collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 13	$ 39
ECL coverage	0.00%	0.00%
Non-credit impaired | Lifetime expected credit losses | – 101% to 110% | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 7	$ 28
ECL coverage	18.60%	11.90%
Non-credit impaired | Lifetime expected credit losses | – 101% to 110% | Partially collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1	$ 3
ECL coverage	1.00%	1.50%
Non-credit impaired | Lifetime expected credit losses | – 101% to 110% | Partially collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 9
ECL coverage	0.00%	0.00%
Non-credit impaired | Lifetime expected credit losses | – 111% to 120% | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 8	$ 9
ECL coverage	16.60%	16.80%
Non-credit impaired | Lifetime expected credit losses | – 111% to 120% | Partially collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Non-credit impaired | Lifetime expected credit losses | – 111% to 120% | Partially collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Non-credit impaired | Lifetime expected credit losses | – greater than 120% | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 9	$ 16
ECL coverage	6.70%	14.80%
Non-credit impaired | Lifetime expected credit losses | – greater than 120% | Partially collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2	$ 1
ECL coverage	11.10%	8.50%
Non-credit impaired | Lifetime expected credit losses | – greater than 120% | Partially collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Credit impaired | Lifetime expected credit losses
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3,073	$ 3,411
Collateral value	$ 143	$ 228
ECL coverage	13.50%	13.00%
Credit impaired | Lifetime expected credit losses | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 961	$ 1,067
Collateral value	$ 6	$ 10
ECL coverage	14.40%	12.50%
Credit impaired | Lifetime expected credit losses | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 68	$ 63
Collateral value	$ 0	$ 1
ECL coverage	0.30%	0.00%
Credit impaired | Lifetime expected credit losses | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,853	$ 3,083
ECL coverage	11.50%	9.80%
Credit impaired | Lifetime expected credit losses | Fully collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 954	$ 1,050
ECL coverage	14.20%	12.30%
Credit impaired | Lifetime expected credit losses | Fully collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 68	$ 63
ECL coverage	0.30%	0.00%
Credit impaired | Lifetime expected credit losses | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 220	$ 328
ECL coverage	39.60%	42.70%
Credit impaired | Lifetime expected credit losses | Partially collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 7	$ 17
ECL coverage	30.80%	22.90%
Credit impaired | Lifetime expected credit losses | Partially collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Credit impaired | Lifetime expected credit losses | – less than 50% | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,490	$ 1,472
ECL coverage	9.20%	8.00%
Credit impaired | Lifetime expected credit losses | – less than 50% | Fully collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 635	$ 676
ECL coverage	13.00%	10.90%
Credit impaired | Lifetime expected credit losses | – less than 50% | Fully collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 48	$ 53
ECL coverage	0.50%	0.00%
Credit impaired | Lifetime expected credit losses | – 51% to 60% | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 443	$ 505
ECL coverage	8.60%	8.70%
Credit impaired | Lifetime expected credit losses | – 51% to 60% | Fully collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 129	$ 144
ECL coverage	14.00%	15.10%
Credit impaired | Lifetime expected credit losses | – 51% to 60% | Fully collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 10	$ 6
ECL coverage	0.10%	0.00%
Credit impaired | Lifetime expected credit losses | – 61% to 70% | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 371	$ 435
ECL coverage	10.90%	9.20%
Credit impaired | Lifetime expected credit losses | – 61% to 70% | Fully collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 79	$ 112
ECL coverage	16.20%	12.90%
Credit impaired | Lifetime expected credit losses | – 61% to 70% | Fully collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2	$ 0
ECL coverage	0.10%	0.00%
Credit impaired | Lifetime expected credit losses | – 71% to 80% | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 256	$ 378
ECL coverage	15.40%	11.50%
Credit impaired | Lifetime expected credit losses | – 71% to 80% | Fully collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 67	$ 81
ECL coverage	19.10%	13.70%
Credit impaired | Lifetime expected credit losses | – 71% to 80% | Fully collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3	$ 2
ECL coverage	0.00%	0.00%
Credit impaired | Lifetime expected credit losses | – 81% to 90% | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 171	$ 195
ECL coverage	20.40%	17.30%
Credit impaired | Lifetime expected credit losses | – 81% to 90% | Fully collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 21	$ 28
ECL coverage	25.20%	22.40%
Credit impaired | Lifetime expected credit losses | – 81% to 90% | Fully collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4	$ 2
ECL coverage	0.00%	0.00%
Credit impaired | Lifetime expected credit losses | – 91% to 100% | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 122	$ 98
ECL coverage	32.20%	24.30%
Credit impaired | Lifetime expected credit losses | – 91% to 100% | Fully collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 23	$ 9
ECL coverage	18.60%	17.80%
Credit impaired | Lifetime expected credit losses | – 91% to 100% | Fully collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1	$ 0
ECL coverage	0.00%	0.00%
Credit impaired | Lifetime expected credit losses | – 101% to 110% | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 56	$ 75
ECL coverage	27.50%	30.40%
Credit impaired | Lifetime expected credit losses | – 101% to 110% | Partially collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4	$ 9
ECL coverage	22.30%	16.70%
Credit impaired | Lifetime expected credit losses | – 101% to 110% | Partially collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Credit impaired | Lifetime expected credit losses | – 111% to 120% | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 29	$ 56
ECL coverage	29.20%	38.80%
Credit impaired | Lifetime expected credit losses | – 111% to 120% | Partially collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 5
ECL coverage	0.00%	17.60%
Credit impaired | Lifetime expected credit losses | – 111% to 120% | Partially collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Credit impaired | Lifetime expected credit losses | – greater than 120% | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 135	$ 197
ECL coverage	46.90%	48.50%
Credit impaired | Lifetime expected credit losses | – greater than 120% | Partially collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3	$ 3
ECL coverage	45.50%	50.30%
Credit impaired | Lifetime expected credit losses | – greater than 120% | Partially collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%